Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended		61 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Income Tax Contingency [Line Items]
Provision for federal income taxes	$ 0	$ 0	$ 0
Effective tax rate used to calculate deferred tax assets	40.00%
Increased in valuation allowance	9,100,000	5,200,000
Unrecognized tax benefits	287,000	73,000	287,000	62,000
Federal [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards	53,700,000		53,700,000
Federal [Member] | Research and Development Tax Credits [Member]
Income Tax Contingency [Line Items]
Tax credits	932,000		932,000
Tax credit, expiration	Begin to expire in 2029
Federal [Member] | Orphan Drug Credit [Member]
Income Tax Contingency [Line Items]
Tax credits	1,400,000		1,400,000
Tax credit, expiration	Begins to expire in 2033
State [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards	53,700,000		53,700,000
Operating loss carryforwards, expiration	Begin to expire in 2029
State [Member] | Research and Development Tax Credits [Member]
Income Tax Contingency [Line Items]
Tax credits	$ 538,000		$ 538,000